S-K 1603(c) Fiduciary Duties to Other Companies	Apr. 24, 2026
Fiduciary Duties To Other Companies Spac Officers And Directors Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors. These fiduciary duties require our officers and directors to dedicate a portion—or, in some cases, substantially all—of their business time to their respective responsibilities and portfolio companies. Additionally, our officers and directors may have fiduciary obligations to present acquisition opportunities to the entities to which they owe these duties. In the event that the relevant director or officer or our Board and officers determine that a conflict of interest has arisen with regards to pre-existing fiduciary or contractual obligations of our officers and directors, our Board and officers will require that such director or officer with conflicting interests recuse themself from all decisions pertaining to the circumstances giving rise to the conflict of interest. Our amended and restated memorandum and articles of association following our listing on NYSE will also provide that a director shall forthwith after becoming aware of the fact that he/she is interested in a transaction entered into or to be entered into by the Company, disclose the interest to all other directors of the Company.
Name of Individual(1)	Name of Affiliated Company	Affiliation
Mr. Kin (Stephen) Sze	Silverbricks Asset Management Company Limited	Executive Director
	Metal Sky Star Acquisition Corp	Chief Financial Officer
	Nova Vision Acquisition Corporation	Minority Beneficial Owner
	Proficient Alpha Acquisition Corp	Chief Executive Officer and Director from March 2019 to June 2020
Dr. Man Kai (Anthony) Ho	N/A	N/A

Dr. Pok Yu (Augustine) Chow	Harmony Asset Management Limited	Chairman
	Celsion Corporation	Director
	Delphinium Female Leadership Fund Ltd.	Director

Dr. Hiu Man (Elliott) Cheng	Success Investment Group Holding Limited	General Manager and Executive Director
	Infinity Asset Management Limited	Senior Vice President

Mr. Hin Wing (Simon) Wong	Hermitage Capital HK Limited	Managing Partner and Responsible Officer
	CRCC High-Tech Equipment Corporation Limited	Independent Non-executive Director
	Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited	Independent Non-executive Director
	Inner Mongolia Yitai Coal Co., Ltd	Independent Non-executive Director
	Wine’s Link International Holdings Limited	Independent Non-executive Director
	Jiangxi Bank Co., Ltd	Independent Non-executive Director
	Zhaoke Ophthalmology Limited	Independent Non-executive Director

(1)	Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations